Note 16 - Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€)
€ in Millions
	Dec. 31, 2021	[2]	Dec. 31, 2020		Dec. 31, 2019
Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [Line Items]
Net assets of the equity method investee			€ 773	[1]	€ 699
Groups ownership percentage on the investees equity	40.70%		40.70%	[3]	40.70%
Groups share of net assets			€ 315	[3]	€ 284
Goodwill			0	[3]	0
Intangible Assets			0	[3]	0
Other adjustments			(97)	[3]	(9)
Carrying amount			€ 218	[3],[4]	€ 275

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2021 based on December 2020 PRC GAAP audited financials and for December 2020 based on December 2019 PRC GAAP audited financials.
[2]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[3]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2021 based on December 2020 PRC GAAP audited financials and for December 2020 based on December 2019 PRC GAAP audited financials.
[4]	There is impairment loss of € 97 million in 2021 (€ 0 million in 2020). The loss was driven by impairment write downs from underperforming credit balances in the weaker Chinese real estate sector in 2021.